UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greystone Investment Management, LLC
Address: 3805 Edwards Road
         Suite 180
         Cincinnati, OH  45209

13F File Number:  28-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ruth Wesner Adams
Title:     Chief Operating Officer
Phone:     513-731-8444

Signature, Place, and Date of Signing:

     Ruth Wesner Adams     Cincinnati, OH     October 18, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     $326,199 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO             COM             025816109    17113   288239          Sole                   288239        0        0
AMERICAN INTL GROUP INC         COM             026874107     3468    51264          Sole                    51264        0        0
BANK OF AMERICA CORPORATION     COM             060505104     9866   196260          Sole                   196260        0        0
BEAR STEARNS COS INC            COM             073902108     2087    16997          Sole                    16997        0        0
BERKSHIRE HATHAWAY INC DEL      CL A            084670108     2963       25          Sole                       25        0        0
BERKSHIRE HATHAWAY INC DEL      CL B            084670207    22795     5768          Sole                     5768        0        0
CANADIAN NAT RES LTD            COM             136385101    13841   182095          Sole                   182095        0        0
Canadian Oil Sands Tr New Unit  Foreign Equity  13642L100    20283   615475          Sole                   615475        0        0
CINCINNATI FINL CORP            COM             172062101      346     7992          Sole                     7992        0        0
COCA COLA CO                    COM             191216100      539     9381          Sole                     9381        0        0
COMCAST CORP NEW                CL A SPL        20030N200    12800   534217          Sole                   534217        0        0
COMCAST CORP NEW                CL A            20030N101      241     9970          Sole                     9970        0        0
CONOCOPHILLIPS                  COM             20825C104      263     3000          Sole                     3000        0        0
DEVON ENERGY CORP NEW           COM             25179M103    14091   169357          Sole                   169357        0        0
DIAGEO P L C                    SPON ADR NEW    25243Q205     3311    37742          Sole                    37742        0        0
ENCANA CORP                     COM             292505104     1724    27856          Sole                    27856        0        0
ENERPLUS RES FD                 UNIT TR G NEW   29274D604      509    10795          Sole                    10795        0        0
EXXON MOBIL CORP                COM             30231G102     1870    20204          Sole                    20204        0        0
FEDERAL HOME LN MTG CORP        COM             313400301     3329    56420          Sole                    56420        0        0
GENERAL ELECTRIC CO             COM             369604103     1679    40565          Sole                    40565        0        0
Hang Lung Pptys Ltd Sponsd Adr  ADR's           41043M104    16135   715505          Sole                   715505        0        0
Henderson Land Dev Comp Ltd Shs Foreign Equity  Y31476107    11374  1434215          Sole                  1434215        0        0
Henderson Ld Dev Ltd Spond Adr  ADR's           425166303      518    65950          Sole                    65950        0        0
HERSHEY CO                      COM             427866108      557    12000          Sole                    12000        0        0
HOME DEPOT INC                  COM             437076102     8820   271889          Sole                   271889        0        0
HSBC HLDGS PLC                  SPON ADR NEW    404280406     6014    64945          Sole                    64945        0        0
HUGOTON RTY TR TEX              UNIT BEN INT    444717102      237    10005          Sole                    10005        0        0
IMS HEALTH INC                  COM             449934108     9451   308450          Sole                   308450        0        0
INTEL CORP                      COM             458140100     9029   349139          Sole                   349139        0        0
INTERNATIONAL BUSINESS MACHS    COM             459200101      210     1781          Sole                     1781        0        0
ISHARES TR                      RUSSELL1000VAL  464287598      229     2664          Sole                     2664        0        0
JOHNSON & JOHNSON               COM             478160104     8368   127369          Sole                   127369        0        0
LABORATORY CORP AMER HLDGS      COM NEW         50540R409    14714   188091          Sole                   188091        0        0
LEGG MASON INC                  COM             524901105    11539   136893          Sole                   136893        0        0
LEVEL 3 COMMUNICATIONS INC      COM             52729N100     7629  1640666          Sole                  1640666        0        0
LIBERTY GLOBAL INC              COM SER C       530555309      313     8108          Sole                     8108        0        0
MERCK & CO INC                  COM             589331107     1093    21153          Sole                    21153        0        0
Mitsui Fudosan Comp Ltd Shs     Foreign Equity  J4509L101     8084   291000          Sole                   291000        0        0
PENN WEST ENERGY TR             TR UNIT         707885109     3612   116547          Sole                   116547        0        0
PEPSICO INC                     COM             713448108      595     8120          Sole                     8120        0        0
PROCTER & GAMBLE CO             COM             742718109    10708   152237          Sole                   152237        0        0
ROYAL DUTCH SHELL PLC           SPONS ADR A     780259206      493     6000          Sole                     6000        0        0
SCHLUMBERGER LTD                COM             806857108     1260    12000          Sole                    12000        0        0
SK TELECOM LTD                  SPONSORED ADR   78440P108     7583   255305          Sole                   255305        0        0
VANGUARD INDEX FDS              STK MRK ETF     922908769      999     6608          Sole                     6608        0        0
Vanguard Totl Int Stock Ind Fnd IntlMutual Funds921909602      801    38745          Sole                    38745        0        0
WALGREEN CO                     COM             931422109    10645   225340          Sole                   225340        0        0
WASHINGTON FED INC              COM             938824109     2269    86389          Sole                    86389        0        0
WELLPOINT INC                   COM             94973V107    12512   158534          Sole                   158534        0        0
WELLS FARGO & CO NEW            COM             949746101     7047   197847          Sole                   197847        0        0
Wharf Hldgs Limited Ord         Foreign Equity  Y9551M108     8118  1652000          Sole                  1652000        0        0
Wheelock Company Limited Ord    Foreign Equity  Y9553V106    11049  4013500          Sole                  4013500        0        0
WISDOMTREE TRUST                INTL REAL EST   97717W331      205     3869          Sole                     3869        0        0
WYETH                           COM             983024100      871    19540          Sole                    19540        0        0